Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2004
Disclosure of financial assets [line items]
Assets measured at fair value through profit or loss	$ 1,308.3	$ 1,067.3
Held to maturity	1,249.8	841.4
Available for sale	58.8	35.0
Total	2,616.9	1,943.7
Assets measured at fair value through profit or loss, current portion	1,308.3	1,067.3
Assets measured at fair value through profit or loss,non-current	0.0	0.0
Held to maturity, current portion	998.5	673.2
Held to maturity, non-current	251.3	168.2
Available for sale, current portion	58.8	35.0
Available for sale, non-current	0.0	0.0
Current portion, total	2,365.6	1,775.5
Non-current, total	251.3	168.2
Private securities [member]
Disclosure of financial assets [line items]
Assets measured at fair value through profit or loss	516.7	712.6
Total	516.7	712.6
Structured notes [member]
Disclosure of financial assets [line items]
Held to maturity	1,249.6	103.4
Available for sale			$ 123.4
Total	1,249.6	103.4
Fixed deposits [member]
Disclosure of financial assets [line items]
Assets measured at fair value through profit or loss	791.6	354.5
Held to maturity		620.9
Total	791.6	975.4
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Assets measured at fair value through profit or loss		0.2
Held to maturity	0.2	117.1
Available for sale	58.8	35.0
Total	$ 59.0	$ 152.3